Restructuring Charges and Asset Impairments - Restructuring Reserves (Details) - USD ($)	3 Months Ended		12 Months Ended
	Dec. 30, 2016	Dec. 25, 2015	Sep. 30, 2016	Sep. 25, 2015	Sep. 26, 2014
Restructuring Reserve [Roll Forward]
Beginning balance	$ 1,380,000	$ 4,413,000	$ 4,413,000	$ 1,592,000	$ 1,971,000
Charges	389,000	1,294,000	4,278,000	4,789,000	2,300,000
Utilization	(626,000)		(6,998,000)	(1,786,000)	(2,642,000)
Reversals / exchange rate effects	(54,000)		(313,000)	(182,000)	(37,000)
Ending balance	1,089,000		1,380,000	4,413,000	1,592,000
Severance
Restructuring Reserve [Roll Forward]
Beginning balance	841
Ending balance			841
Corporate | Severance
Restructuring Reserve [Roll Forward]
Beginning balance	0	15,000	15,000	593,000	0
Charges			0	1,000	999,000
Utilization			(11,000)	(577,000)	(406,000)
Reversals / exchange rate effects			(4,000)	(2,000)
Ending balance			0	15,000	593,000
Corporate | Other
Restructuring Reserve [Roll Forward]
Beginning balance	0	61,000	61,000	0	0
Charges			199,000	62,000	0
Utilization			(260,000)	0	0
Reversals / exchange rate effects			0	(1,000)	0
Ending balance			0	61,000	0
Electrical Raceway | Severance
Restructuring Reserve [Roll Forward]
Beginning balance	0
Charges	61,000
Utilization	(19,000)
Reversals / exchange rate effects	0
Ending balance	42,000		0
Electrical Raceway | Operating Segments | Severance
Restructuring Reserve [Roll Forward]
Beginning balance	0	0	0	0	0
Charges			28,000	0	0
Utilization			(28,000)	0	0
Reversals / exchange rate effects			0	0	0
Ending balance			0	0	0
Electrical Raceway | Operating Segments | Other
Restructuring Reserve [Roll Forward]
Beginning balance	0	0	0	0	0
Charges			0	200,000	0
Utilization			0	(200,000)	0
Reversals / exchange rate effects			0	0	0
Ending balance			0	0	0
Mechanical Products & Solutions | Severance
Restructuring Reserve [Roll Forward]
Beginning balance	841,000
Charges	240,000
Utilization	(28,000)
Reversals / exchange rate effects	(54,000)
Ending balance	999,000		841,000
Mechanical Products & Solutions | Other
Restructuring Reserve [Roll Forward]
Beginning balance	539,000
Charges	88,000
Utilization	(579,000)
Reversals / exchange rate effects	0
Ending balance	48,000		539,000
Mechanical Products & Solutions | Operating Segments | Severance
Restructuring Reserve [Roll Forward]
Beginning balance	841,000	3,717,000	3,717,000	999,000	1,971,000
Charges			1,468,000	3,680,000	1,301,000
Utilization			(4,157,000)	(907,000)	(2,236,000)
Reversals / exchange rate effects			(187,000)	(55,000)	(37,000)
Ending balance			841,000	3,717,000	999,000
Mechanical Products & Solutions | Operating Segments | Other
Restructuring Reserve [Roll Forward]
Beginning balance	$ 539,000	$ 620,000	620,000	0	0
Charges			2,583,000	846,000	0
Utilization			(2,542,000)	(102,000)	0
Reversals / exchange rate effects			(122,000)	(124,000)	0
Ending balance			$ 539,000	$ 620,000	$ 0